Debt (Details)			12 Months Ended
	Mar. 01, 2015 USD ($)	Aug. 26, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)
Short-term Debt [Line Items]
Notes Payable			$ 180,958	$ 184,970
Conversion ratio (in units per dollars of principal)			1
Repayments of notes payable			$ 24,012	0
Line of Credit			$ 134,190	5,708
BFS West Capital [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Interest rate			50.65%
Maximum borrowing capacity			$ 168,000
Line of Credit			134,190
Note Payable One [Member]
Short-term Debt [Line Items]
Notes Payable			20,000	20,000
Note Payable Two [Member]
Short-term Debt [Line Items]
Notes Payable			20,000	20,000
Note Payable Three [Member]
Short-term Debt [Line Items]
Notes Payable			10,000	10,000
Note Payable Four [Member]
Short-term Debt [Line Items]
Notes Payable			20,000	20,000
Note Payable Five [Member]
Short-term Debt [Line Items]
Notes Payable			49,970	49,970
Note Payable Six [Member]
Short-term Debt [Line Items]
Notes Payable			10,000	10,000
Note Payable Seven [Member]
Short-term Debt [Line Items]
Notes Payable			20,000	20,000
Note Payable Eight [Member]
Short-term Debt [Line Items]
Notes Payable			10,988	35,000
Note Payable Nine [Member]
Short-term Debt [Line Items]
Notes Payable			$ 20,000	$ 0
Notes Payable, Other Payables [Member] | Note Payable One [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Note Payable Two [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Note Payable Three [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Note Payable Four [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Note Payable Five [Member]
Short-term Debt [Line Items]
Interest rate			12.00%
Notes Payable, Other Payables [Member] | Note Payable Seven [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Notes Payable, Other Payables [Member] | Note Payable Nine [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Minimum [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Interest rate			8.00%
Maximum [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Interest rate			12.00%
Subsequent Event [Member]
Short-term Debt [Line Items]
Repayments of notes payable	$ 20,000	$ 20,000